Basis of Preparation and Accounting Policies - Summary of Forth Revisions to the Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other operating expenses
Depreciation, amortization and impairment	$ (284,790)	$ (260,844)	$ (253,719)
Total other operating expenses	(1,316,025)	(1,144,733)	(1,042,759)
Operating income	1,501,534	1,075,068	815,950
Non-operating income (expense)
Interest expense	(362,575)	(380,486)	(528,061)
(Loss) income before income taxes	1,167,748	169,834	(1,843,457)
Net (loss) income	1,148,095	152,977	(1,850,096)
Net income (loss) attributable to Viking Holdings Ltd	$ 1,147,570	$ 152,331	$ (1,850,572)